Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investment, Summarized Financial Information [Abstract]
Equity and cost method investments
December 31,	2011	2010
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$25,067	$34,171
Cumulative share of income	958,635	889,039
Cumulative share of distributions	(825,261)	(740,557)
	158,441	182,653
Cost method investments	15,269	15,269
Total investments in unconsolidated entities	$173,710	$197,922

Equity method investments, summarized results of operations
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Results of Operations
Revenues	$5,540,220	$4,971,525	$4,815,258
Operating expenses	4,301,758	3,567,131	3,437,201
Operating income	1,238,462	1,404,394	1,378,057
Other income (expense)	960	36,168	41,802
Net income	$1,239,422	$1,440,562	$1,419,859

Equity method investments, summarized financial position
December 31,	2011	2010
(Dollars in thousands)
Assets
Current	$435,732	$424,965
Due from affiliates	199,167	396,201
Property and other	1,988,331	2,015,959
	$2,623,230	$2,837,125
Liabilities and Equity
Current liabilities	$304,742	$278,837
Deferred credits	82,371	73,496
Long-term liabilities	36,056	38,225
Long-term capital lease obligations	234	43,657
Partners’ capital and stockholders’ equity	2,199,827	2,402,910
	$2,623,230	$2,837,125